Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Raw materials	$ 91,204	$ 97,613
Work in process	94,736	85,488
Finished goods	212,445	174,859
Total inventories, net	$ 398,385	$ 357,960